Benefit Plans - Performance Share Units (Details) - Performance Share Units [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Benefit Plans [Abstract]
Balance, Beginning of period (in Shares)	71,497
Nonvested, Beginning Balance (in Dollars per share) | $ / shares	$ 31.05
Granted (in Shares)	34,005
Vested (in Shares)	0
Forfeited (in Shares)	(3,323)
Balance, End of period (in Shares)	102,179
Nonvested, Ending Balance (in Dollars per share) | $ / shares	$ 33.91